Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues	$ 131,493,350	$ 89,895,888	$ 248,862,185	$ 178,831,608
Operating expenses
Brokerage and transaction	34,800,716	18,963,229	58,046,172	36,896,073
Technology and development	19,140,449	15,000,146	36,065,341	29,890,228
Marketing and branding	30,300,834	33,182,512	53,291,872	67,196,577
General and administrative	50,976,724	31,615,955	84,597,444	63,524,796
Total operating expenses	135,218,723	98,761,842	232,000,829	197,507,674
Other expense, net	17,659,796	1,416,988	18,749,213	1,443,480
Loss before income taxes	(21,385,169)	(10,282,942)	(1,887,857)	(20,119,546)
Provision for income taxes	6,999,777	1,397,200	13,558,002	4,112,661
Net loss	(28,384,946)	(11,680,142)	(15,445,859)	(24,232,207)
Less net loss attributable to noncontrolling interest (Note 4)	(110,919)	(104,600)	(257,639)	(226,420)
Net loss attributable to the Company	(28,274,027)	(11,575,542)	(15,188,220)	(24,005,787)
Preferred shares redemption value accretion		(11,096,312)	(21,702,737)	(1,098,804,125)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)		(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)		(15,600,000)
Excess carrying value of preferred shares repurchased	38,093,537		38,093,537
Net loss attributable to ordinary shareholders	$ (518,861,318)	$ (22,671,854)	$ (527,478,248)	$ (1,122,809,912)
Net loss per share attributable to ordinary shareholders (Note 11)
Basic (in Dollars per share)	$ (1.2)	$ (0.16)	$ (1.84)	$ (8.12)
Diluted (in Dollars per share)	$ (1.2)	$ (0.16)	$ (1.84)	$ (8.12)
Weighted-average shares outstanding
Basic (in Shares)	431,390,035	138,878,054	286,155,488	138,346,243
Diluted (in Shares)	431,390,035	138,878,054	286,155,488	138,346,243
Net loss	$ (28,384,946)	$ (11,680,142)	$ (15,445,859)	$ (24,232,207)
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	9,212,371	(1,273,322)	10,954,020	(4,046,056)
Other comprehensive income (loss)	9,212,371	(1,273,322)	10,954,020	(4,046,056)
Comprehensive loss	(19,172,575)	(12,953,464)	(4,491,839)	(28,278,263)
Less comprehensive loss attributable to noncontrolling interest	(110,919)	(104,600)	(257,639)	(226,420)
Less foreign currency translation adjustment attributable to noncontrolling interest	12,414	(2,438)	(15,713)	(12,873)
Preferred shares redemption value accretion		(11,096,312)	(21,702,737)	(1,098,804,125)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)		(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)		(15,600,000)
Excess carrying value of preferred shares repurchased	38,093,537		38,093,537
Comprehensive loss attributable to ordinary shareholders	(509,661,361)	(23,942,738)	(516,508,515)	(1,126,843,095)
Equity and option order flow rebates
Revenues
Total revenues	68,688,838	43,316,935	132,800,020	87,229,052
Interest related income
Revenues
Total revenues	36,286,533	31,898,791	67,426,597	64,396,420
Handling charge income
Revenues
Total revenues	20,105,503	10,365,426	37,652,513	20,069,935
Other revenues
Revenues
Total revenues	$ 6,412,476	$ 4,314,736	$ 10,983,055	$ 7,136,201